Right-of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about service concession arrangements [line items]
Lease payment amount	$ 0.1	$ 0.1
Renewal and termination term	three
Foreign countries [member]
Disclosure of detailed information about service concession arrangements [line items]
Renewal and termination term	five